Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (246)	$ (176)	$ (141)	$ (4,649)
Total realized and unrealized gains (losses) included in income	12	(5)	17	(1,004)
Movements purchases/Issuances	(76)	(27)	(185)	(776)
Movements Sales/Settlements	1	10	1	2,604
Transfers into Level 3 of fair value hierarchy, liabilities			(10)	(7)
Transfers Out of Level 3	7	11	16	3,645
Fair value ending balance	(302)	(187)	(302)	(187)
Change in Unrealized gain (losses) on instruments still held	12	(5)	11	(28)
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(118)	(165)	(132)	(819)
Total realized and unrealized gains (losses) included in income	(8)	6	(15)	(705)
Movements purchases/Issuances				(36)
Movements Sales/Settlements	(23)	7	(49)	244
Transfers into Level 3 of fair value hierarchy, liabilities	2	(3)	3	5
Transfers Out of Level 3	(2)	(2)	44	1,154
Fair value ending balance	(149)	(157)	(149)	(157)
Change in Unrealized gain (losses) on instruments still held	(15)	14	16	(625)
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(96)	(96)	(88)	(96)
Total realized and unrealized gains (losses) included in income	(61)	(12)	(87)	(9)
Movements Sales/Settlements	(1)	13	(1)	10
Transfers Out of Level 3			18
Fair value ending balance	(158)	(95)	(158)	(95)
Change in Unrealized gain (losses) on instruments still held	(62)	(3)	(60)	4
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	9	7	2
Total realized and unrealized gains (losses) included in income	1	(3)	(7)	5
Transfers Out of Level 3				(1)
Fair value ending balance		6		6
Change in Unrealized gain (losses) on instruments still held		(3)	(1)	5
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(93)	(89)	(82)	(707)
Total realized and unrealized gains (losses) included in income	49	7	10	(742)
Movements purchases/Issuances				(36)
Movements Sales/Settlements	1	(3)		236
Transfers into Level 3 of fair value hierarchy, liabilities	2	(3)	3	5
Transfers Out of Level 3	(2)	(2)	26	1,154
Fair value ending balance	(43)	(90)	(43)	(90)
Change in Unrealized gain (losses) on instruments still held	49	7	36	(656)
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	72	11	31	(18)
Total realized and unrealized gains (losses) included in income	3	14	69	41
Movements Sales/Settlements	(23)	(3)	(48)	(2)
Transfers Out of Level 3				1
Fair value ending balance	52	22	52	22
Change in Unrealized gain (losses) on instruments still held	(2)	13	41	22
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(162)	(50)	(76)	(24)
Total realized and unrealized gains (losses) included in income	23	64	(154)	3
Movements purchases/Issuances	(92)	(66)	(267)	(206)
Movements Sales/Settlements	221	34	487	209
Fair value ending balance	(10)	(18)	(10)	(18)
Change in Unrealized gain (losses) on instruments still held	23	64	(154)	3
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance			(9)
Movements Sales/Settlements			9
Transfers into Level 3 of fair value hierarchy, liabilities				(1)
Transfers Out of Level 3				1
Trading Loans Securities And Other [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	41	3	39	19
Total realized and unrealized gains (losses) included in income	1		1	2
Movements purchases/Issuances	1	23	30	23
Movements Sales/ Settlements	(35)		(73)	(19)
Transfer Into Level 3		2	11	5
Transfers Out of Level 3	(2)	(22)	(2)	(24)
Fair value ending balance	6	6	6	6
Change in Unrealized gain (losses) on instruments still held	(2)		(3)
Trading Loans Securities And Other [Member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance				16
Total realized and unrealized gains (losses) included in income				2
Movements Sales/ Settlements				(18)
Transfer Into Level 3		1		1
Fair value ending balance		1		1
Trading Loans Securities And Other [Member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	14	3	6	3
Total realized and unrealized gains (losses) included in income	1		1
Movements purchases/Issuances	1	23	3	23
Movements Sales/ Settlements	(8)		(13)	(1)
Transfer Into Level 3		1	11	4
Transfers Out of Level 3	(2)	(22)	(2)	(24)
Fair value ending balance	6	5	6	5
Change in Unrealized gain (losses) on instruments still held	(2)		(3)
Trading Loans Securities And Other [Member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	27		33
Movements purchases/Issuances			27
Movements Sales/ Settlements	(27)		(60)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	861	665	763	574
Total realized and unrealized gains (losses) included in income	32	43	60	72
Total realized and unrealized gains (losses) included in OCI	(2)		(2)
Movements purchases/Issuances	44	38	166	111
Movements Sales/ Settlements	(24)	(15)	(72)	(26)
Transfers Out of Level 3			(4)
Fair value ending balance	911	731	911	731
Change in Unrealized gain (losses) on instruments still held	18	31	12	53
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	858	662	760	571
Total realized and unrealized gains (losses) included in income	32	43	60	72
Total realized and unrealized gains (losses) included in OCI	(2)		(2)
Movements purchases/Issuances	44	38	166	111
Movements Sales/ Settlements	(21)	(15)	(69)	(26)
Transfers Out of Level 3			(4)
Fair value ending balance	911	728	911	728
Change in Unrealized gain (losses) on instruments still held	18	31	12	53
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3	3	3	3
Movements Sales/ Settlements	(3)		(3)
Fair value ending balance		3		3
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,349	1,503	1,673	1,599
Total realized and unrealized gains (losses) included in OCI	23	9	52	23
Movements purchases/Issuances	3	124	640	150
Movements Sales/ Settlements	13	22	23	(114)
Transfer Into Level 3		43		43
Fair value ending balance	2,388	1,701	2,388	1,701
Change in Unrealized gain (losses) on instruments still held	23	9	47	22
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	59	24	64	20
Total realized and unrealized gains (losses) included in OCI	(3)		(4)	4
Movements Sales/ Settlements	(3)		(7)
Transfer Into Level 3		43		43
Fair value ending balance	53	67	53	67
Change in Unrealized gain (losses) on instruments still held	(1)		(1)	4
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,290	1,479	1,609	1,579
Total realized and unrealized gains (losses) included in OCI	26	9	56	19
Movements purchases/Issuances	3	124	640	150
Movements Sales/ Settlements	16	22	30	(114)
Fair value ending balance	2,335	1,634	2,335	1,634
Change in Unrealized gain (losses) on instruments still held	$ 24	$ 9	$ 48	$ 18